Mar. 13, 2025
Innovator Equity Premium Income – Daily PutWrite ETF
INNOVATOR EQUITY PREMIUM INCOME – DAILY PUTWRITE ETF
Investment Objective
The Fund seeks to provide current income while providing capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Equity Premium Income – Daily PutWrite ETF Innovator Equity Premium Income - Daily PutWrite ETF
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.79%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years
Innovator Equity Premium Income – Daily PutWrite ETF | Innovator Equity Premium Income - Daily PutWrite ETF | USD ($)	81	252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market circumstances, seeks to provide current income while maintaining capital appreciation. The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and financial instruments that give economic exposure to equity securities through a daily put-write options strategy. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”).

As further described below, the Fund seeks to achieve its investment objective by implementing an investment strategy that invests: (i) a portion of its assets in select equity securities that comprise a broad U.S. large capitalization equity index; (ii) in financial instruments that provide leveraged exposure to the investment performance of a daily “put-write” options portfolio (the “Options Strategy”); and (iii) in U.S. Treasury bills (“U.S. T-Bills”) and/or money market funds. The Fund’s portfolio is designed to produce the following investment profile:

•   Investment Growth Potential:

•   Capital Appreciation.    The Fund invests approximately 50% of its net assets in the equity securities of certain companies that are components of the Solactive GBS United States 500 Index (the “U.S. Equity Index”), a broad U.S. large-capitalization equity index (the “Equity Portfolio”). Through the Equity Portfolio, the Fund seeks to provide capital appreciation by experiencing the performance of the U.S. Equity Index to the extent of the Fund’s investment. See “Investment Portfolio—Equity Portfolio” below for additional information.

•   Current Income.    The Fund seeks to provide current income through monthly distributions generated primarily from premiums received from the implementation of the Options Strategy. The Options Strategy generates income from investment exposure to sold single-day expiration, approximately “5 delta” out-of-the-money put option contracts that reference the S&P 500® Price Return Index (“SPX”), a broad U.S. large-capitalization index that provides investment results substantially similar to the U.S. Equity Index (the “Daily Put Contracts”). As further described below, a “5 delta” Daily Put Contract is intended to have a low probability (i.e., approximately a 5% chance) of finishing in-the-money, at which point the Fund’s investment in the Daily Put Contract would experience a loss. As described further below, the Daily Put Contracts have expiration dates of the business day that immediately follows the day the Daily Put Contract is entered into.

The Fund implements the Options Strategy by investing approximately 25% of its net assets in either (1) equity-linked notes that provide leveraged (3.75x) exposure to the Daily Put Contracts (“ELNs”) or (2) through a combination of ELNs and Daily Put Contracts sold directly by the Fund. Pursuant to the Options Strategy, the Fund will seek to hold ELNs with leveraged exposure that, together with any direct, unleveraged sales of Daily Put Contracts, will provide the Fund with exposure to Daily Put Contracts that cover approximately 100% of the Fund’s net assets. The Fund also expects to receive income generated by its investments in U.S. T-Bills, money market funds and dividends, if any, from its investments in components of the U.S. Equity Index, as detailed below. See “Investment Portfolio—Options Strategy” below for additional information.

•   Investment Loss Potential.    On a daily basis, the Fund will be subject to the downside performance of the Equity Portfolio and SPX by virtue of the Options Strategy. Through the Equity Portfolio, the Fund has the potential for capital loss by experiencing the daily returns of the U.S. Equity Index to the extent of the Fund’s investment. In addition, the Fund will experience losses from the Daily Put Contracts if the value of SPX falls below the strike price either directly through any Daily Put Contracts written by the Fund, or via its investments in ELNs. As a result of the leveraged exposure of the ELNs held by the Fund, the Fund is subject, on a daily basis, to accelerated losses (specifically, approximately 3.75x the difference between the ending price of SPX and the strike price, less the premiums received) up to the principal amount of the ELNs held by the Fund. Therefore, losses experienced by the Fund through the Options Strategy may be greater than the losses incurred by SPX due to the ELNs’ usage of leverage. The Fund’s monthly income payments to investors may not be sufficient to offset any such losses on a total return basis. See “Options Strategy” below for additional information.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Portfolio

The Fund is designed to provide monthly distribution payments while providing capital appreciation. The following chart represents the Fund’s portfolio, related investment function of each component, and approximate weightings within the portfolio. The Fund is an actively managed fund, and accordingly, the Sub-Adviser, subject to the supervision of the Adviser, has discretion to select the Fund’s investments and implement the Fund’s investment strategies.

Innovator Equity Premium Income – Daily PutWrite ETF – Fund Holdings

Portfolio Investment	Approximate Weightings	Investment Details	Intended Investment Function
Options Strategy	25% of the Fund’s assets

The Fund will have exposure to Daily Put Contracts that covers 100% of the Fund’s assets through a portfolio of leveraged ELNs or a combination of leveraged ELNs and Daily Put Contracts sold directly by the Fund.

Provides the Fund with recurring monthly income. The Options Strategy generates income in the form of premiums received while subjecting the Fund to potential downside exposure from losses experienced by SPX. The ELNs provide leveraged (3.75x) exposure to sold Daily Put Contracts and, when combined with any Daily Put Contracts sold directly by the Fund, if any, provide income received for selling put options on 100% of the Fund’s net assets. See “Principal Investment Strategies–Options Strategy” and “Additional Information About the Fund’s Principal Investment Strategies” for additional information.

Portfolio Investment	Approximate Weightings	Investment Details	Intended Investment Function
Equity Portfolio	50% of the Fund’s assets	The Fund invests in a representative sample of equity securities of companies in the U.S. Equity Index.

Provides capital appreciation by replicating the returns of the U.S. Equity Index while also providing dividend income, each to the extent of the Fund’s investment weighting. See “Principal Investment Strategies–Equity Portfolio” for additional information.

U.S. T-Bills and/or Money Market Funds	25% of the Fund’s assets	The Fund invests in: (1) U.S. T-Bills with maturities of less than one year; and/or (2) money market funds.

Provides the potential for income and serves as collateral for put option contracts sold directly by the Fund, if any. See “Principal Investment Strategies–U.S. Treasury Bills and Money Market Funds” for additional information.

Options Strategy

The Fund seeks to provide current income through monthly distributions generated primarily from premiums received from obtaining leveraged exposure to the investment performance of a daily “put-write” options portfolio. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (the “writer”) the obligation to buy, a specified amount of an underlying security at a pre-determined price (the “strike price”). If the price of the reference asset finishes above the strike price, the option contract expires worthless and the writer of the put option contract will experience a gain equal to the premium received for selling the option contract. If the price of the reference asset finishes below the strike price, the writer of the put option contract will experience losses equal to the difference between the price of the reference asset at exercise and the strike price, offset to the extent of the premiums received for writing the option contract. The Fund will provide investment exposure to exchange-traded option contracts. Exchange-traded option contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded option contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund has exposure to option contracts that reference an index, and therefore are cash-settled “European” style option contracts. An option is considered to be “European” style when it can be exercised only at expiration (contrasted with “American” style which can be exercised at any time prior to expiration). The Options Strategy provides investment exposure to “daily” option contracts, i.e., option contracts with an expiration date of the immediately following business day.

The Fund implements the Options Strategy with investment exposure to the “Daily Put Contracts” - one-day maturity (i.e., options with an expiration date of the close of the next business day), “5 delta” put option contracts that reference SPX on a daily basis in order to provide income by virtue of premiums received. The amount of premiums generated by the Daily Put Contracts will vary based on market conditions. “Delta” is a measurement to calculate the probability that an option contract will finish in-the-money, at which point an investment in the option contract will experience a loss. The Daily Put Contracts are designed to reduce the likelihood such option contracts finish in-the-money, as a 5 delta put option contract is believed to have a 5% chance of finishing in-the-money. While the Options Strategy seeks to minimize the risk associated with the written put option contracts, the Fund’s sold Daily Put Contracts subject the Fund to risk of loss, including the risk that the Fund may lose a significant amount of its assets in a short period of time.

As further described below, the Fund seeks to obtain exposure to 100% of the Fund’s net assets through the implementation of the Options Strategy. To obtain such exposure the Fund will invest in either leveraged ELNs exclusively or in a combination of leveraged ELNs and sold Daily Put Contracts. The Sub-Adviser will determine whether and to what extent the Fund will use ELNs and/or put option contracts directly in implementing the Options Strategy based on factors including market conditions, pricing, and the availability of suitable counterparties, among others.

ELNs

ELNs are hybrid derivative-type instruments that are designed to combine the characteristics of one or more reference securities (e.g., a single stock, a stock index or a basket of stocks) and a related equity derivative. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. The ELNs in which the Fund expects to invest are sold by major global financial institutions with maturities of approximately one-year. The ELNs are not traded on an exchange and rather are privately negotiated over-the-counter (“OTC”) instruments. The ELNs in which the Fund invests may be considered “restricted securities.” Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The ELNs in which the Fund will invest are expected to be held to maturity and are redeemable by the Fund and callable by the issuer.

The performance of ELNs tie to a security, basket of securities or an index. The ELNs in which the Fund will invest will provide leveraged exposure to an index or indices that provides exposure to the performance of a portfolio of the Daily Put Contracts (any such index, the “Put-Write Index”). Any such Put-Write Index will provide exposure to the performance of the Daily Put Contracts. These ELNs provide leveraged exposure to the Daily Put Contracts in a single note form and seek to provide recurring monthly income. The Fund’s ELN investments will comprise up to approximately 25% of the Fund’s assets and provide leveraged exposure of approximately 3.75x returns of a Put-Write Index. The ELNs do not participate in any upside experienced by the reference asset and is only entitled to gains to the extent of premiums received for selling the option contract. With the premiums generated from selling Daily Put Contracts, the ELNs are expected to provide recurring cash flow to the Fund from the premiums accumulated over a given month. The ELNs, and therefore the Fund, are subjected to the risk of loss associated with price decreases of SPX below the strike price. While the Put-Write Index sells out-of-the-money 5 delta put option contracts, if the value of SPX falls below the strike price of the given put option contracts, the ELNs, and therefore the Fund, will experience loss. Further, because the ELNs utilize 3.75x leverage of the returns of the Put-Write Index, the ELN (and therefore, the Fund) would experience such losses to a greater extent (specifically, 3.75 times the difference between the ending price of SPX and the strike price, less the premiums received). Therefore, the losses incurred by the ELNs, and therefore, the Fund, may be greater than those experienced by SPX. The Fund may lose the entirety of its principal investment in the ELNs. The ELNs in which the Fund invests will reference a Put-Write Index that provides exposure to the performance of the Daily Put Contracts. The Fund has initially selected ELNs that utilize the Goldman Sachs Enhanced Daily Put Writing Index as the Put-Write Index. The Fund has discretion, consistent with its investment strategy, to determine the ELNs in which it invests and in the future the Fund may invest solely in ELNs that use a Put-Write Index other than the Goldman Sachs Enhanced Daily Put Writing Index. For additional information regarding the terms of the ELNs and the indices referenced herein, see “Additional Information About the Fund’s Principal Investment Strategies”. For important information about any indices or index sponsors referenced herein, please see Put-Write Index disclaimers in “Additional Information About the Fund’s Principal Investment Strategies — Put-Write Index”.

Sold Put Contracts

To the extent the Fund does not implement the Options Strategy solely through the purchase of ELNs, the Fund may also directly track the Put-Write Index by selling Daily Put Contracts. The Fund’s direct sale of Daily Put Contracts, if any, is expected to be in amount, when combined with the Fund’s investments in ELNs, that provides for an Options Strategy with approximately 100% notional exposure of the Fund’s assets. Notional value is the total underlying amount of a derivatives trade and measures the economic exposure of a derivatives position.

The Fund will experience losses from selling Daily Put Contracts directly if the value of SPX falls below the strike price. To the extent the Fund sells Daily Put Contracts directly, such options are considered to be uncovered, meaning the Fund does not directly own the securities underlying the option contracts. However, the Fund uses U.S. T-Bills and money market funds as collateral for these purposes and will liquidate assets as necessary to cover any losses incurred by its sold put option contracts.

For additional information regarding the option contracts utilized by the Put-Write Index, see “Additional Information About the Fund’s Principal Investment Strategies”.

Equity Portfolio

The Fund seeks to provide capital appreciation, as well as the potential for income, through the Equity Portfolio. The Fund anticipates investing approximately 50% of its assets in select equity securities of companies that are components of the U.S. Equity Index. As a result, the Fund will not experience the full extent of the investment gains or losses of the U.S. Equity Index, because only a portion of the Fund’s assets (i.e., approximately 50%) are invested in the Equity Portfolio.

The U.S Equity Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The U.S. Equity Index is comprised of the common stock of the largest 500 U.S. companies ranked by total market capitalization (according to the securities’ free float market capitalization) in descending order. The U.S. Equity Index is rebalanced and reconstituted quarterly. The Fund will not invest in each component of the U.S. Equity Index. Rather, the Fund’s investment weightings of the constituents of the U.S. Equity Index in the Equity Portfolio will seek to provide returns that are substantially similar to the U.S. Equity Index. To the extent the Fund’s representative sampling approach fails to replicate the returns of the U.S. Equity Index, the level of noncorrelation with the returns of the U.S. Equity Index could increase and the Fund may further underperform the U.S. Equity Index. For additional information relating to the U.S. Equity Index, see “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund may receive additional income through the Equity Portfolio to the extent any companies in which it invests pay dividends. Any dividend payments received by the Fund will be paid to investors as part of its anticipated monthly distributions.

U.S. Treasury Bills and Money Market Funds

The Fund invests approximately 25% of its assets in: (1) U.S. T-Bills with maturities of less than one-year (the Sub-Adviser generally expects to use U.S. T-Bills with one or three month maturities); and/or (2) money market funds. U.S. Treasury securities are government debt instruments issued by the United States Department of Treasury and are backed by the full faith and credit of the United States government. Money market funds is a type of fund that invests in cash, cash equivalents and short-term debt securities, and seeks to generate income while minimizing risk. It is possible for the Fund to lose money by investing in money market funds. Money market funds are subject to management fees and other expenses of those funds, and the Fund will bear proportionately the costs incurred by the money market funds’ operations in addition to the Fund’s management fee. The Fund’s investment in U.S. T-Bills and/or money market funds provides an opportunity for additional income to the Fund and serves as collateral for the Fund’s sold put option contracts, if any. The Fund’s investments in U.S. T-Bills and/or money market funds may be greater than 25% to the extent the Fund needs additional collateral for its direct selling of put option contracts.

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.